Accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2023
Accrued Expenses And Other Current Liabilities [Abstract]
Accrued expenses and other liabilities	Accrued expenses and other liabilities
See accounting policies in note 38(J).

	2023	2022
Current
Accrued staff costs	$612,036	$1,405,316
Accrued expenses	5,336,981	2,949,038
Accrued professional fee	88,211	4,432,425
Value added tax payable	35,480	58,093
Deposit liabilities	868,517	328,559
Consideration payable in relation to the ACT Acquisition (note)	—	958,224
Other payables and accruals	1,233,590	5,479,766
	8,174,815	15,611,421
Non-current
Other non-current liabilities	823,345	949,701
	$8,998,160	$16,561,122
Note:    The amount refers to the payable to one of the sellers who is an independent third party according to the share purchase agreement as mentioned in note 34, which was fully settled in January 2023.
All of the accrued expenses and other current liabilities are expected to be settled within one year or repayable on demand.